CONTINGENT LIABILITIES, COMMITMENTS AND CHARGES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of royalties payable

	2024	2023

Balance as of January 1,	$7,085	$7,073
Grants received during the year	—	32
Royalties paid during the year	(1,108)	(819)
Amounts carried to profit and loss	1,119	799

Balance as of December 31,	$7,096	$7,085

Current maturities in respect of government grants	$1,293	$1,008
Non-current liability in respect of government grants	$5,803	$6,077